Investment securities - Equity securities and Other long-term investments (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity securities
Equity securities and Other long-term investments
Cost or amortized cost		$ 275.1	$ 125.7
Gross unrealized gains		29.3	0.1
Gross unrealized losses		(5.1)	(2.7)
Net foreign currency gains (losses)	$ 7.3	(0.1)	(0.1)
Fair value		299.2	123.0
Other long-term investments
Equity securities and Other long-term investments
Cost or amortized cost		255.5	115.8
Gross unrealized gains		14.2	4.2
Gross unrealized losses		(4.1)	(2.1)
Net foreign currency gains (losses)	$ 8.2	3.9	6.9
Fair value		269.5	124.8
Other long-term investments | Hedge funds and private equity funds
Equity securities and Other long-term investments
Fair value		205.3	85.4
Other long-term investments | Limited liability companies and private equity securities
Equity securities and Other long-term investments
Fair value		$ 64.2	$ 39.4